Tax credit and other receivables/Other payables - Summary Of Income Tax Credit Recognized In Profit Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Loss before Tax / Profit	€ (103,108)	€ (158,515)	€ (112,774)
Tax income (at 25%)	25,777	39,629	28,150
Unrecognized deferred tax assets on tax losses and temporary differences	(25,777)	(39,629)	(28,150)
R&D tax credits	395	(1,064)	(685)
Other movements	(308)	(5,659)	(18)
Income tax credit	€ 87	€ (6,723)	€ (703)